Inventories (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Inventories

	2020	2019
Non-Current
Spare Parts	2,231,681	2,079,240
Allowance for obsolete inventories	(75,527)	(41,326)

Total	2,156,154	2,037,914

Current
Finished products	471,045	614,789
Production in progress	899,962	1,919,671
Raw materials, materials and spare parts	3,509,763	3,477,990
Fuels	611,013	580,453

Total	5,491,783	6,592,903